Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Public equities and share purchase warrants	$ 4,113	$ 6,751
Fixed income securities	0	731
Private holdings	2,020	1,993
Total short-term investments	$ 6,133	$ 9,475